SUBSEQUENT EVENTS (Details Textual)	1 Months Ended
	Apr. 26, 2017	Feb. 28, 2017 $ / shares shares	Jun. 15, 2016	May 20, 2016 USD ($)	Jan. 20, 2016 USD ($)	Aug. 31, 2014	Apr. 24, 2017 USD ($)	Feb. 07, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage						6.00%
Bridge Loan [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 2.89
Maximum [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loans Payable								$ 38,100,000
Minimum [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loans Payable								31,000,000
Brushy Resources, Inc [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares										2,542,397	2,542,397
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 1.00	$ 2,542,397
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										2,542,397	1.00
Long-term Line of Credit										$ 11,000,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 2.50
Preferred Stock, Dividend Rate, Percentage	6.00%		6.00%
Subsequent Event [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity								11,900,000
Subsequent Event [Member] | Bridge Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 15,000,000
Debt Instrument, Description	The First Lien Credit Agreement, as amended by the First Lien Amendments, provides that the unpaid principal of the Bridge Loans will bear cash interest at a rate per annum of (i) 6% for the first six months after the execution of the Amendment and (ii) thereafter, so long as any Bridge Loan is outstanding, a rate of 10%. Additionally, the unpaid principal of the Bridge Loans will bear interest at a rate per annum of 6%, payable only in-kind by increasing the principal amount of the Bridge Loans by the amount of such interest due on each interest payment date. The Bridge Loan matures on October 24, 2018. The Bridge Loans may be repaid in whole or part at any time at the option of the Company, subject to the payment of certain specified prepayment premiums. The Bridge Loans are subject to mandatory prepayment with the net proceeds of certain asset sales and casualty events, subject to the right of the Company to reinvest the net proceeds of asset sales and casualty events within 180 days.
Subsequent Event [Member] | Maximum [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loans Payable								38,100,000
Subsequent Event [Member] | Minimum [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loans Payable								$ 31,000,000
Subsequent Event [Member] | Brushy Resources, Inc [Member]
Subsequent Event [Line Items]
Increase Decrease In Refundable Deposit					$ 1
Refundable Deposit					$ 2
Stock Exchange Ratio					4.550916
Legal Fees				$ 30,000
Line of Credit Facility, Periodic Payment				79,772.64
Long-term Line of Credit				$ 18,938.11
Subsequent Event [Member] | June 2016 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								738,638
Subsequent Event [Member] | June 2016 Private Placement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 2.50
Subsequent Event [Member] | June 2016 Private Placement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.01
Subsequent Event [Member] | March 2017 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		0.50
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 4.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		2.6
Sale of Stock, Number of Shares Issued in Transaction | shares		5.2
Conversion of Stock, Shares Issued | shares		5.2
Sale of Stock, Price Per Share | $ / shares		$ 3.85
Share Price | $ / shares		$ 6.30
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage	6.00%
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage	6.00%